STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Revenue	$ 365,471		$ 542,166
Cost of Goods Sold	238,592		448,095
Operating expenses:
General and administrative expenses	4,763,716	$ 1,110,229	5,579,218	$ 6,283,770
Research and development expenses	1,018,352	875,342	3,400,021	3,238,925
Depreciation and amortization	8,215	8,119	32,564	36,634
Total operating expenses	5,790,283	1,993,690	9,011,803	9,559,329
Loss from operations	(5,663,404)	(1,993,690)	(8,917,732)	(9,559,329)
Other income (expense):
Interest expense	(723,467)	(2,872,951)	(12,364,656)	(10,251,094)
Change in fair value of derivative liabilities	(827,445)	(541,639)	(7,404,768)	649,244
Change in fair value of warrant liabilities	223,162	(13,043,192)	5,783,073	(16,371,612)
Other income (expense), net		14,019	(161,712)
Total other income (expense):	2,975,967	(16,443,763)	(14,148,063)	(25,973,462)
Net loss	$ (2,687,437)	$ (18,437,453)	$ (23,065,795)	$ (35,532,791)
Net loss per unit:
Basic earnings per unit (in dollars per share)	$ (0.12)	$ (0.09)	$ (0.08)	$ (0.2)
Diluted earnings per unit (in dollars per share)	$ (0.12)	$ (0.09)	$ (0.08)	$ (0.2)
Weighted average number of shares/units:
Weighted average number of units, basic (in shares)	23,198,658	220,025,101	312,324,651	188,579,085
Weighted average number of units, diluted (in shares)	23,198,658	220,025,101	312,324,651	188,579,085